Trade and Other Receivables - Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables [Abstract]
At beginning of financial year	$ 34,750	RM 141,849	RM 243,021
Reversal of expected credit losses	(2,583)	(10,544)	(101,172)
At end of financial year	$ 32,167	RM 131,305	RM 141,849